Prepayment for land use right	12 Months Ended
Dec. 31, 2022
Payments to Acquire Property, Plant, and Equipment [Abstract]
Prepayment for Land Use Right
11.
Prepayment for land use right

In June 2022, the Company entered into an agreement with the local government to acquire a land use right and made prepayment of US$168.2 million as of December 31, 2022. In February 2023, the Company obtained the certificate of the land use right.